BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Biological Assets [Abstract]
Disclosure of information about agricultural produce [text block]	The average crop age by species and country is:
	Chile	Argentina	Brazil	Uruguay
Pine	24	15	15	-
Eucalyptus	12	10	7	10

Disclosure of changes in fair value measurement due to change in significant inputs used [Text block]
The following table sets forth changes in fair value of biological assets considering variations in significant assumptions considered in calculating the fair value of the assets:

		ThU.S.$
Discount rate	0.5	(116,381)
	-0.5	124,280
Margins (%)	10	450,997
	-10	(450,997)

Disclosure of detailed information about current and noncurrent biological assets [Text Block]
As of the date of these consolidated financial statements, the current and non-current biological assets were as follows:

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Current	370,957	330,435
Non-current	2,651,622	2,864,935
Total	3,022,579	3,195,370

Disclosure of reconciliation of changes in biological assets [text block]
Reconciliation of carrying amount of biological assets

	12-31-2023
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	330,435	2,864,935	3,195,370
Changes in real incurred cost	(3,401)	163,890	160,489
Additions through acquisition	1,570	416,792	418,362
Sales	(168)	(6,167)	(6,335)
Harvest	(147,901)	-	(147,901)
Increases (decreases) in foreign exchange	(4,032)	20,039	16,007
Loss of forest due to fires	(1,652)	(63,353)	(65,005)
Transfers to non-current assets held for sale	(11,022)	(43,939)	(54,961)
Transfers from non-current to current	159,804	(159,804)	-
Other increases (decreases)	-	322	322
Changes in fair value	43,923	(377,203)	(333,280)
Gain (losses) arising from changes in fair value minus sale costs	-	264,477	264,477
Sales	(51)	(5,736)	(5,787)
Harvest	(322,232)	-	(322,232)
Loss of forest due to fires	-	(43,721)	(43,721)
Transfers to non-current assets held for sale	(48,148)	(177,869)	(226,017)
Transfers from non-current to current	414,354	(414,354)	-
Total changes	40,522	(213,313)	(172,791)
Closing balance	370,957	2,651,622	3,022,579

	12-31-2022
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	329,586	3,008,897	3,338,483
Changes in real incurred cost	18,600	156,351	174,951
Additions through acquisition	35	293,231	293,266
Sales	(428)	(9,512)	(9,940)
Harvest	(115,373)	-	(115,373)
Increases (decreases) in foreign exchange	(2,077)	14,680	12,603
Loss of forest due to fires	-	(13,346)	(13,346)
Transfers to non-current assets held for sale	-	4,938	4,938
Transfers from non-current to current	133,640	(133,640)	-
Decrease due to loss of control in subsidiary	2,803	-	2,803
Changes in fair value	(17,751)	(300,313)	(318,064)
Gain (losses) arising from changes in fair value minus sale costs	2,345	10,587	12,932
Sales	106	(13,306)	(13,200)
Harvest	(320,810)	-	(320,810)
Loss of forest due to fires	-	(3,781)	(3,781)
Transfers to non-current assets held for sale	-	5,220	5,220
Transfers from non-current to current	299,498	(299,498)	-
Decrease due to loss of control in subsidiary	1,110	465	1,575
Total changes	849	(143,962)	(143,113)
Closing balance	330,435	2,864,935	3,195,370